Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Finance Cost [Abstract]
Interests on borrowings	$ 4,128	$ 4,607
Interests on lease liabilities	7	7
Effective interest on redeemable shares classified as financial liabilities	3,208
Total	$ 7,343	$ 4,614